UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10261

Pearl Mutual Funds

(Exact name of registrant as specified in charter)

2610 Park Avenue, PO Box 209, Muscatine, IA	52761
(Address of principal executive offices)	(Zip code)

Robert H. Solt, President

2610 Park Avenue, Muscatine, IA 52761

(Name and address of agent for service)

Registrant’s telephone number, including area code: 563-288-2773

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1.	Schedule of Investments.

Pearl Total Return Fund

Holdings as of 3/31/06

Cusip		% Total Assets	Shares	Market Value
	Equity Funds:
32008F200	First Eagle Overseas (SGOIX)	19.71%	754,531.951	$19,142,475.60
780905782	Oakmark International Small Cap (OAKEX)	16.61%	721,513.096	$16,125,817.70
560636102	Keeley Small Cap Value (KSCVX)	9.47%	183,922.062	$9,196,103.10
749255220	Matthews Asian Growth & Income (MACSX)	8.43%	449,783.533	$8,190,558.14
256201104	Dodge & Cox Balanced (DODBX)	6.20%	71,898.270	$6,015,728.25
494613607	Kinetics Paradigm Fund (KNPYX)	5.65%	238,909.905	$5,482,982.32
885215566	Thornburg International Value (TGVIX)	5.18%	192,064.230	$5,026,320.90
093001774	William Blair International Growth (BIGIX)	4.64%	160,603.125	$4,508,129.72
04314H709	Artisan Mid Cap Value (ARTQX)	3.92%	192,348.852	$3,806,583.78
00758M634	LSV Value Equity Fund (LSVEX)	3.78%	214,173.692	$3,675,220.55
256219106	Dodge & Cox Stock (DODGX)	3.06%	20,685.839	$2,974,830.51
108747841	Bridgeway Small Cap Growth (BRSGX)	1.22%	77,225.566	$1,188,501.46

	Equity Funds Subtotal	87.87%		$85,333,252.03

	Income Funds:
	PIMCo Total Return (PTTRX)	1.28%	119,858.346	$1,238,136.71
	Cash & Money Markets	10.85%	10,495,505.140	$10,495,505.14

	Income Funds Subtotal	12.13%		$11,733,641.85

	Portfolio Total	100.00%		$97,066,893.88

Pearl Aggressive Growth Fund

Holdings as of 3/31/06

Cusip		% Total Assets	Shares	Market Value
	Equity Funds:
04314H808	Artisan International Small Cap (ARTJX)	13.77%	248,170.949	$5,680,633.02
025086745	American Century International Opportunity (AIOIX)	10.84%	388,418.024	$4,474,575.64
577130107	Matthews Pacific Tiger (MAPTX)	10.69%	212,338.638	$4,412,396.90
416645604	Hartford Capital Appreciation Y Fund (HCAYX)	9.65%	99,466.895	$3,982,654.48
90330L402	US Global Eastern European (EUROX)	8.26%	74,640.283	$3,410,314.53
77956H815	T. Rowe Price Emerging Eur. & Med. (TREMX)	8.20%	120,269.586	$3,383,183.45
52106N889	Lazard Emerging Markets Fund (LZEMX)	7.52%	157,023.209	$3,104,348.84
316389873	Fidelity Leveraged Company Stock Fund (FLVCX)	7.08%	102,336.917	$2,920,695.61
885215475	Thornburg Core Growth (THIGX)	5.27%	130,072.442	$2,174,811.23
10532B101	Brandywine Blue (BLUEX)	4.67%	60,612.053	$1,928,675.53
086233103	Berwyn Fund (BERWX)	4.15%	54,158.715	$1,711,956.98
25264S502	Diamond Hill Large Cap Fund (DHLRX)	3.15%	86,304.902	$1,299,751.82
413838830	Oakmark Global (OAKGX)	2.81%	46,257.847	$1,160,146.80
936772508	Wasatch Micro Cap (WMICX)	2.50%	144,189.153	$1,030,952.44

	Equity Funds Subtotal	98.56%		$40,675,097.27

	Income Funds:
	Cash & Money Markets	1.44%		$587,766.11
	Portfolio Total	100.00%		$41,262,863.38

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibit (a)(1)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pearl Mutual Funds

By:	/S/ DAVID M. STANLEY
David M. Stanley
Secretary

Date: May 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/S/ ROBERT H. SOLT
Robert H. Solt
President, Chief Executive Officer and Chief Financial Officer

Date: May 31, 2006